Inventories (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Inventory [Line Items]
Raw materials	$ 51,762	$ 46,589
Work-in-progress	35,821	31,896
Finished goods	51,225	31,614
Total inventories	$ 138,808	$ 110,099